VIE Structure and Arrangements (Details 2) - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Net cash used in operating activities	$ (11,423,711)		$ (1,727,356)		$ (9,972,693)	$ (9,426,940)
Net cash used in investing activities	(456,438)		(860,535)		(510,134)	(10,197,379)	[1]
Net cash provided by financing activities	6,453,520		1,957,280		13,864,700	19,705,110	[1]
VIE
Variable Interest Entity [Line Items]
Net cash used in operating activities	(1,161)		(1,558,586)		(1,661,696)	(2,497,637)
Net cash used in investing activities	0		(141,639)		(43,047)	(2,896,492)
Net cash provided by financing activities	$ 0	[2]	$ 189,515	[2]	$ 189,515	$ 6,555,377

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")
[2]	Intercompany receivables and payables are eliminated upon consolidation. The intercompany financing activities include the capital injection of $0.2 million to Sinotop Beijing in the six months period ended June 30, 2017.